UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4632

The European Equity Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 9/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

THE EUROPEAN EQUITY FUND, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN GERMAN SECURITIES – 34.2%
	COMMON STOCKS – 31.2%
	AIRLINES – 3.3%
187,000	Deutsche Lufthansa	$3,309,669
	AUTOMOBILES – 3.1%
60,000	Daimler	3,016,975
	BUILDING PRODUCTS – 1.0%
16,000	HeidelbergCement	1,034,508
	CHEMICALS – 5.1%
22,000	Linde	2,381,894
17,000	Wacker Chemie	2,648,282
		5,030,176
	DIVERSIFIED TELECOMMUNICATION – 3.3%
240,000	Deutsche Telekom	3,272,591
	ELECTRIC UTILITIES – 3.2%
75,000	E.ON	3,176,570
	INDUSTRIAL CONGLOMERATES – 3.9%
22,000	Rheinmetall	1,300,911
27,500	Siemens	2,543,302
		3,844,213
	INSURANCE – 2.0%
16,000	Allianz	1,996,292
	INTERNET SOFTWARE & SERVICES – 1.7%
110,000	United Internet*	1,657,487
	PHARMACEUTICALS – 3.3%
47,000	Bayer	3,252,495
	SOFTWARE – 1.3%
15,000	Software	1,271,505
	Total Common Stocks (cost $25,394,233)	30,862,481
	PREFERRED STOCKS – 2.9%
	HOUSEHOLD PRODUCTS – 2.9%
68,000	Henkel (cost $2,623,587)	2,923,818

Shares	Description	Value(a)
	RIGHTS – 0.1%
	BUILDING PRODUCTS – 0.1%
16,000	HeidelbergCement (Expiration Date 10/7/2009)*† (cost $0)	$86,053
	Total Investments in German Securities (cost $28,017,820)	33,872,352
INVESTMENTS IN FRENCH COMMON STOCKS – 16.4%
	COMPUTERS & PERIPHERALS – 1.2%
25,000	Gemalto*	1,164,267
	DIVERSIFIED FINANCIAL SERVICES – 1.3%
16,000	Societe Generale	1,286,120
	ELECTRICAL EQUIPMENT – 1.8%
24,000	Alstom	1,749,240
	FOOD PRODUCTS – 1.9%
30,876	Danone	1,858,259
	INSURANCE – 2.4%
90,000	AXA	2,433,397
	MULTI–UTILITIES – 1.3%
28,623	GDF Suez	1,269,408
	OIL, GAS & CONSUMABLE FUELS – 1.9%
32,000	Total	1,899,015
	HEALTHCARE EQUIPMENT & SUPPLIES – 0.9%
15,000	Essilor International S.A.	853,772
	AUTO COMPONENTS – 0.9%
11,000	Michelin	861,861
	ENERGY EQUIPMENT & SERVICES – 0.5%
22,000	Geophysique-Veritas*	512,680
	TEXTILES, APPAREL & LUXURY GOODS – 2.3%
23,000	LVMH Moet Hennessy Louis Vuitton	2,310,324
	Total Investments in French Common Stocks (cost $14,794,304)	16,198,343

Shares	Description	Value(a)
INVESTMENTS IN SPANISH COMMON STOCKS – 14.9%
	COMMERCIAL BANKS – 5.7%
350,000	Banco Santander	$5,626,775
	DIVERSIFIED TELECOMMUNICATION – 4.3%
157,000	Telefonica	4,326,384
	ELECTRIC UTILITIES – 2.5%
250,000	Iberdrola	2,449,839
	ENERGY EQUIPMENT & SERVICES – 1.4%
25,000	Tecnicas Reunidas	1,365,041
	INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 1.0%
200,000	Iberdrola Renovables*	982,128
	Total Investments in Spanish Common Stocks (cost $10,297,706)	14,750,167
INVESTMENTS IN DUTCH COMMON STOCKS – 8.0%
	CONSTRUCTION & ENGINEERING – 1.0%
38,000	Grontmij	1,027,435
	DIVERSIFIED FINANCIAL SERVICES – 4.7%
260,000	ING Groep*	4,635,878
	FOOD PRODUCTS – 2.3%
80,000	Unilever	2,302,739
	Total Investments in Dutch Common Stocks (cost $6,321,895)	7,966,052

Shares	Description	Value(a)
INVESTMENTS IN ITALIAN COMMON STOCKS – 7.1%
	COMMERCIAL BANKS – 4.1%
1,036,792	UniCredit	$4,045,775
	ENERGY EQUIPMENT & SERVICES – 3.0%
100,000	Saipem	3,007,767
	Total Investments in Italian Common Stocks (cost $4,570,293)	7,053,542
INVESTMENTS IN SWEDISH SECURITIES – 3.1%
	HOUSEHOLD DURABLES – 1.1%
47,000	Electrolux*	1,071,480
	CONSTRUCTION & ENGINEERING – 0.9%
65,000	Skanska	950,417
	COMMERCIAL BANKS – 0.9%
95,000	Swedbank*†	902,964
	Total Common Stocks (cost $2,662,050)	2,924,861
	RIGHTS – 0.2%
	COMMERCIAL BANKS – 0.2%
95,000	Swedbank (10/6/2009)* (cost $170,828)	186,703
	Total Investments in Swedish Securities (cost $2,832,878)	3,111,564
INVESTMENTS IN LUXEMBOURG COMMON STOCKS – 3.0%
	METALS & MINING – 3.0%
80,000	ArcelorMittal	2,987,306
	Total Investments in Luxembourg Common Stocks (cost $1,778,606)	2,987,306

Shares	Description	Value(a)
INVESTMENTS IN SWISS COMMON STOCKS – 2.8%
	CHEMICALS – 1.0%
710	Sika	$957,111
	INSURANCE – 1.8%
2,500	Helvetia Holding	838,312
4,000	Zurich Financial Services	950,087
		1,788,399
	Total Investments in Swiss Common Stocks (cost $1,799,339)	2,745,510
INVESTMENTS IN IRISH COMMON STOCKS – 2.6%
	COMMERCIAL BANKS – 1.2%
260,000	Allied Irish Bank*	1,218,628
	CONSTRUCTION MATERIALS – 1.4%
50,000	CRH	1,381,483
	Total Investments in Irish Common Stocks (cost $2,061,946)	2,600,111
INVESTMENTS IN GREEK COMMON STOCKS – 2.1%
	COMMERCIAL BANKS – 2.1%
110,000	Alpha Bank*	2,025,639
	Total Investments in Greek Common Stocks (cost $1,557,468)	2,025,639
INVESTMENTS IN PORTUGUESE COMMON STOCKS – 1.7%
	OIL, GAS & CONSUMABLE FUELS – 1.7%
100,000	Galp Energia	1,727,493
	Total Investments in Portuguese Common Stocks (cost $2,304,198)	1,727,493

Shares	Description	Value(a)
INVESTMENTS IN DANISH COMMON STOCKS – 0.8%
	ELECTRICAL EQUIPMENT – 0.8%
11,000	Vestas Wind Systems*	$793,856
	Total Investments in Danish Common Stocks (cost $677,115)	793,856
INVESTMENTS IN NORWEGIAN COMMON STOCKS – 0.6%
	ENERGY EQUIPMENT & SERVICES – 0.6%
27,000	Seadrill Ltd.*	560,380
	Total Investments in Norwegian Common Stocks (cost $504,763)	560,380
	Total Investments in Common and Preferred Stocks – 97.4% (cost $77,518,331)	96,392,315
SECURITIES LENDING COLLATERAL – 0.9%
837,500	Daily Assets Fund Institutional, 0.29% (cost $837,500)(b)(c)	837,500
CASH EQUIVALENTS – 0.2%
205,381	Cash Management QP Trust, 0.18%(c) (cost $205,381)	205,381
	Total Investments – 98.4% (cost $78,561,212)**	97,435,196
	Other Assets and Liabilities, Net – 1.6%	1,568,643
	NET ASSETS – 100.0%	$99,003,839

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*  Non-income producing securities.

**  The cost for federal income tax purposes was $78,561,212. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $18,873,984. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,600,619 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,726,635.

†  All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $795,641, which is 0.8% of net assets.

(a)  Values stated in US dollars.

(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant unobservable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments.

Category	Level 1	Level 2		Level 3	Total
Common Stocks and/or Other Equity Investments(d)
Germany	$33,872,352	$0		$0	$33,872,352
France	16,198,343	0		0	16,198,343
Spain	14,750,167	0		0	14,750,167
Netherlands	7,966,052	0		0	7,966,052
Italy	7,053,542	0		0	7,053,542
Sweden	3,111,564	0		0	3,111,564
Luxembourg	2,987,306	0		0	2,987,306
Switzerland	2,745,510	0		0	2,745,510
Ireland	2,600,111	0		0	2.600,111
Greece	2,025,639	0		0	2,025,639
Portugal	1,727,493	0		0	1,727,493
Denmark	793,856	0		0	793,856
Norway	560,380	0		0	560,380
Short-Term Instruments	837,500	205,381	(e)	0	1,042,881
Total	$97,229,815	$205,381		$0	$97,435,196

(d)  See Investment Portfolio for additional detailed categorizations.

(e)  Investment in Cash Management QP Trust, an affiliated fund, is reflected as Level 2 since it is only available to affiliated funds.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The European Equity Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	The European Equity Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 19, 2009